CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2018
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

14. CONVERTIBLE REDEEMABLE PREFERRED SHARES

From 2014 to 2015, the Group issued several rounds of Pre-IPO Preferred Shares to certain investors. All series of Pre-IPO Preferred Shares had the same par value of US$0.0001 per share. Upon the completion of the Company’s IPO in December 2017, all of the issued and outstanding Pre-IPO Preferred Shares were automatically converted and redesignated into Class A Ordinary Shares on a one-for-one basis.

Prior to the automatic conversion into Class A Ordinary Shares, the Pre-IPO Preferred Shares were entitled to certain preferences with respect to conversion, dividend, liquidation and redemption. The holders of Pre-IPO Preferred Shares were entitled to vote together with the holders of ordinary shares on all matters submitted to a vote of the shareholders of the Company on an as-if-converted basis and not as a separate class. Immediately prior to the IPO, the Pre-IPO Preferred Shares comprised the following:

			Issuance Price	Proceeds from	Shares
Series	Issuance Date	Shares Issued	per Share	Issuance	Outstanding
			US$	US$
Pre-IPO Series A-1 Preferred Shares	July 18, 2014	38,602,941	0.0222	857,157	38,602,941
Pre-IPO Class B Ordinary Shares	July 18, 2014	7,350,000	0.0222	163,428	7,350,000
Pre-IPO Series A-2 Preferred Shares	July 18, 2014	35,014,006	0.1371	4,800,000	39,390,757	*
Pre-IPO Series B-1 Preferred Shares	November 10, 2014	4,119,294	0.9710	4,000,000	4,119,294
Pre-IPO Series B-2 Preferred Shares	November 10, 2014, March 13, 2015	69,152,661	1.1424	79,000,000	63,775,246	**
Pre-IPO Series C-1 Preferred Shares	October 23, 2017	33,857,797	2.5105	Not Applicable	33,857,797
Pre-IPO Series C-2 Preferred Shares	October 23, 2017	5,974,905	2.5105	Not Applicable	5,974,905

* Among total shares outstanding, 4,376,751 shares were re-designated from Pre-IPO Class A Shares in conjunction with the issuance of the Pre-IPO Series A-2 Preferred Shares.

** In May 2016, the Group repurchased 5,377,415 Pre-IPO Series B-2 Preferred Shares from one of preferred shareholders with a total repurchase price of RMB87,922,800 (US$13,500,000). The difference of the repurchase price and the carrying amount of Pre-IPO Series B-2 Preferred Shares, of RMB42,679,055, was accounted for as deemed dividend to the preferred shareholder.

The Group determined that the Pre-IPO Series A-1 Preferred Shares, Pre-IPO Class B Ordinary Shares, Pre-IPO Series A-2 Preferred Shares, Pre-IPO Series B-1 Preferred Shares, Pre-IPO Series B-2 Preferred Shares, and Pre-IPO Series C Preferred Shares should be classified as mezzanine equity upon their respective issuance since the Pre-IPO Preferred Shares were contingently redeemable.

Except for Pre-IPO Series C Preferred Shares discussed in Note 13, the Group accreted changes in the redemption value over the period from the date of issuance of the Pre-IPO Preferred Shares to their respective earliest redemption date using effective interest method. Changes in the redemption value should be considered to be changes in accounting estimates. The accretion were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital was exhausted, additional charges was recorded by increasing the accumulated deficit. The accretion of Pre-IPO Preferred Shares was RMB62.3 million and RMB82.1 million for the years ended December 31, 2016 and 2017, respectively.

The Group’s Pre-IPO Preferred Shares activities for the years ended December 31, 2016 and 2017 are summarized below:

	Pre-IPO Series A-1		Pre-IPO Class B		Pre-IPO Series A-2		Pre-IPO Series B-1		Pre-IPO Series B-2		Pre-IPO Series C		Pre-IPO Series C-1		Pre-IPO SeriesC-2
	Preferred Shares		Ordinary Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares
		Amount		Amount		Amount		Amount		Amount		Amount		Amount		Amount
	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in
	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB
Balances at December 31, 2015	38,602,941	13,797,276	7,350,000	1,191,268	39,390,757	38,122,607	4,119,294	26,935,325	69,152,661	528,467,734	—	—	—	—	—	—
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	2	*	—	—	—	—
Pre-IPO Preferred Shares redemption value accretion	—	687,599	—	127,310	—	3,687,152	—	3,035,116	—	54,761,693	—	—	—	—	—	—
Repurchase of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	(5,377,415)	(45,243,745)	—	—	—	—	—	—
Balances at December 31, 2016	38,602,941	14,484,875	7,350,000	1,318,578	39,390,757	41,809,759	4,119,294	29,970,441	63,775,246	537,985,682	2	*	—	—	—	—
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	33,857,795	647,734,116	5,974,905	116,969,352
Redesignation of Pre-IPO Series C Preferred Shares	—	—	—	—	—	—	—	—	—	—	(2)	(*)	2	*	—	—
Pre-IPO Preferred Shares redemption value accretion	—	755,455	—	139,412	—	4,043,130	—	3,335,065	—	58,599,600	—	—	—	12,912,925	—	2,331,846
Conversion and redesignation of Pre-IPO Preferred Shares	(38,602,941)	(15,240,330)	(7,350,000)	(1,457,990)	(39,390,757)	(45,852,889)	(4,119,294)	(33,305,506)	(63,775,246)	(596,585,282)	—	—	(33,857,797)	(660,647,041)	(5,974,905)	(119,301,198)
Balances at December 31, 2017	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

*Less than 1.

Accounting for the Conversion of Convertible Loans into Pre-IPO Series C-1/C-2 Preferred Shares

Pursuant to the October 2017 Resolutions, in connection with the exercise of the conversion options of the convertible loans issued in May 2016, the Group entered into share purchase agreements (“SPAs”) for Pre-IPO Series C-2 Convertible Redeemable Preferred Shares (“Pre-IPO Series C-2 Preferred Shares”) with Convertible Loans A investors and issued 5,974,905 Pre-IPO Series C-2 Preferred Shares to Convertible Loans A investors in October 2017. The accrued but unpaid interests were waived by Convertible Loans A investors upon the conversion of the Convertible Loans A.

In October 2017, the Group also entered into SPAs for Pre-IPO Series C-1 Convertible Redeemable Preferred Shares (“Pre-IPO Series C-1 Preferred Shares”) with Convertible Loans B investors and issued 33,857,795 Pre-IPO Series C-1 Preferred Shares and redesignated and reclassified 2 Pre-IPO Series C Preferred Shares previously issued to Convertible Loans B investors in May 2016 as 2 Pre-IPO Series C-1 Preferred Shares. In conjunction with the issuance of Pre-IPO Series C-1 Preferred Shares, the Group entered into supplementary agreements to the convertible loans agreements with Convertible Loans B Investors (“Convertible Loans B Amendments”). Pursuant to the Convertible Loans B Amendments, the Convertible Loans B was modified to two interest-free loans (“Interest-free Loans”) payable to two Convertible Loans B investors respectively by Shenzhen Fenqile with no conversion features. The accrued but unpaid interests were waived by Convertible Loans B investors upon the conversion of the Convertible Loans B. The principal amount of the Interest-free Loans is RMB556,478,000 and shall be repaid prior to or on the date of the 5th anniversary of the date of the issuance of Pre-IPO Series C-1 Preferred Shares.

At the same time, Convertible Loans B Investors issued two promissory notes (“Promissory Notes”) with principal amounts of RMB327,340,000 (US$49,443,396) and RMB229,138,000, respectively. Upon the issuance of the Promissory Notes, the purchase price of Pre-IPO Series C-1 Preferred Shares were deemed fully paid and the Convertible Loans B investors are entitled to all rights as the holder of such shares. The Pre-IPO Series C-1 Preferred Shares have the same rights and preferences as the 2 Pre-IPO Series C Preferred Shares previously issued to the Convertible Loans B investors.

All series of Pre-IPO C-1/C-2 Preferred Shares had the same par value of US$0.0001 per share.

The Group considered above facts and concluded that the Convertible Loans B Amendments, the Interest-free Loans and the Promissory Notes are in substance one instrument, that is, the Pre-IPO Series C-1 Preferred Shares. The carrying amount of the convertible loans, including unamortized issuance costs and accrued but unpaid interests, was credited to the capital accounts (i.e. the carrying value of Pre-IPO Series C-1/C-2 Preferred Shares on the date of issuance) upon conversion in accordance with ASC 470-20-40-4. The Group recorded the Interest-free Loans payable to the two Convertible Loans B investors by Shenzhen Fenqile in “Accrued expenses and other current liabilities” and the Promissory Notes receivable from Convertible Loans B investors by the Company in “Prepaid expenses and other current assets” respectively on its Consolidated Balance Sheets.

The Group accreted changes in the redemption value over the period from the date of issuance of the Pre-IPO C-1/C-2 Preferred Shares to their respective earliest redemption date using effective interest method. Changes in the redemption value should be considered to be changes in accounting estimates. The accretion were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital was exhausted, additional charges were recorded by increasing the accumulated deficit. The Group has determined that there was no embedded beneficial conversion feature attributable to the Pre-IPO Series C-1/C-2 Preferred Shares.

All of the issued and outstanding Pre-IPO Series C1/C2 Preferred Shares were converted into Class A Ordinary Shares upon the completion of the Company’s IPO on a one-for-one basis.

Amendment of the Definition of QIPO

The October 2017 Resolutions amended the definition of QIPO in the then-effective memorandum and articles of association and shareholder agreement of the Company by replacing the existing definition of QIPO with the following: “an initial public offering of the Company that is completed by and prior to June 30, 2018 shall be deemed to be a QIPO.” The October 2017 Resolutions resulted in value transfer from the preferred shareholders of the Company, which would be recorded as a deemed contribution from the preferred shareholders in the fourth quarter of 2017. The Group concluded that the value transfer was not material to its consolidated financial statements.